Taxes - Schedule of Income Taxes Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Taxes Expense (Benefit) [Abstract]
Current income tax expense (benefit)	$ (2,506)	$ 5,355	$ 350
Deferred income taxes expense (benefit)	30,582	129,761	(420,514)
Total	$ 28,076	$ 135,116	$ (420,164)